Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, € in Millions	Mar. 19, 2024 USD ($) $ / shares shares	Feb. 26, 2024 USD ($)	Feb. 26, 2024 EUR (€)	Feb. 05, 2024 USD ($) $ / shares shares	Jan. 31, 2024 USD ($)	Jan. 31, 2024 EUR (€)	Jan. 19, 2024 USD ($)	Jan. 19, 2024 EUR (€)	Jan. 16, 2024 USD ($)	Jan. 16, 2024 EUR (€)	Jan. 11, 2024 $ / shares shares	Jan. 03, 2024 USD ($) shares	Mar. 20, 2024 $ / shares	Feb. 20, 2024 $ / shares shares	Jan. 23, 2024 $ / shares shares
Subsequent Events [Line Items]
Convertible note holder converted all of the principal												$ 1,000,000
Amount received on sale									$ 7,000,000	€ 6.5
Warrants exercisable (in Dollars per share) | $ / shares				$ 0.01
Fair value				$ 86,000
Repayment of sponsor's debt	$ 1,400,000
Call Option [Member]
Subsequent Events [Line Items]
Exercise call options		$ 6,200,000	€ 5.7		$ 69,500,000	€ 59.1
Common Stock [Member]
Subsequent Events [Line Items]
Share price (in Dollars per share) | $ / shares													$ 1
Maximum [Member]
Subsequent Events [Line Items]
Decrease of AEG’s ownership percentage											80.00%
Minimum [Member]
Subsequent Events [Line Items]
Decrease of AEG’s ownership percentage											72.00%
Poland [Member]
Subsequent Events [Line Items]
Amount received on sale							$ 59,100,000	€ 54.4
Promissory Note [Member]
Subsequent Events [Line Items]
Maturity date				Feb. 28, 2025
Promissory Note [Member] | Maximum [Member]
Subsequent Events [Line Items]
Outstanding amount owed				$ 3.55
Promissory Note [Member] | Minimum [Member]
Subsequent Events [Line Items]
Outstanding amount owed				$ 3.2
Restricted Common Stock [Member]
Subsequent Events [Line Items]
Shares of restricted common stock (in Shares) | shares												1,320,000
Shares issued (in Shares) | shares	225,000										7,765,000			100,000	81,301
Price per share (in Dollars per share) | $ / shares	$ 0.47										$ 1.23			$ 0.35	$ 1.01
Warrants to purchase shares (in Shares) | shares				90,000